INCOME TAXES - Schedule of Loss before Provision for Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
United States			$ (79,041,101)	$ (34,515,754)
Foreign			(30,175)	0
Loss before provision for income taxes	$ (459,898)	$ (16,611,425)	$ (79,071,276)	$ (34,515,754)